Derivative Financial Instruments (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 Interest rate swap, entered in August 2009, maturity in August 2011	Dec. 31, 2011 Interest rate swap, variable rate, secured debt Interest rate swap, entered in July 2005, maturity in July 2020 contract	Dec. 31, 2011 Interest rate swap, variable rate, secured debt Interest rate swap, entered in November 2008, maturity in October 2016	Dec. 31, 2011 Interest rate swap, variable rate, secured debt Interest rate swap, entered in July 2009, maturity in July 2013	Dec. 31, 2010 Interest rate swap, fixed rate forecasted unsecured debt	Nov. 30, 2007 Interest rate swap, fixed rate forecasted unsecured debt contract
Derivative
Fixed Rate (as a percent)			3.82%	5.95%	6.13%
Floating Rate Index			BMA Swap Index	1 Month LIBOR	1 Month LIBOR
Floating Rate Index, percentage (as a percent)				1.50%	3.65%
Notional Amount			$ 45,600,000	$ 27,600,000	$ 14,000,000
Fair value of hedge, liabilities			(7,536,000)	(4,176,000)	(411,000)
Number of interest-rate swap contracts			3				2
Notional Amount							900,000,000
Interest payment recognized previously, no longer probable of occurring, recognized in other income						1,000,000
Reclassification of unrealized gains into other income (expense)		1,000,000
Proceeds from settlement of interest rate swap contract		1,000,000
Additional interest income resulting from cash flow and fair value hedges	600,000
Reduction of interest expense resulting from cash flow and fair value hedges	600,000
Effects of Change in Interest Rates
+50 Basis Points			1,664,000	614,000	99,000
-50 Basis Points			(1,952,000)	(630,000)	(109,000)
+100 Basis Points			3,472,000	1,056,000	203,000
-100 Basis Points			$ (3,760,000)	$ (1,252,000)	$ (213,000)